15. RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2014
Related Party Transactions [Abstract]
Due to affiliates
		June 30,	December 31,
	Notes	2014	2013
		(unaudited)

Mr. Li		$144	$144
Alliance Rich	(1)	8,369	32,560
Hebei Kaiyuan	(1)	5,567	5,430
Smart Success	(1)	9	9
Total		$14,089	$38,143

Accounts payable, related parties
	June 30,	December 31,
	2014	2013
	(unaudited)

Ruituo	$19,031	$45,025
Beiguo Auto	$21,664	$3,116
Xinji Beiguo Mall	$81,260	$9,445
	121,955	57,586

Schedule of related party transactions

During the periods presented, the details of the related party transactions were as follows:

		Six months ended June 30,
	Notes	2014	2013
		(unaudited)	(unaudited)
Capital nature:
Hebei Kaiyuan	(a)	$21,178	$21,040
Hebei Kaiyuan	(d)	9,937	5,004
Hebei Kaiyuan	(f)	338	—
Hebei Ruijie Hotel Management Co. Ltd	(1) (a)	24,436	24,277
Kaiyuan Shengrong	(1) (b)	—	10,520
Kaiyuan Shengrong	(1) (c)	—	10,520
Ruituo	(a)	24,436	24,277
Mr. Li	(a)	118,922	—
Alliance Rich	(f)	760	—

Trading nature:
Hebei Kaiyuan	(f)	$—	$43
Kaiyuan Shengrong	(1) (f)	—	282
Beijing Wantong Longxin Auto Trading Co., Ltd. (“Beijing Wantong”)	(2) (g)	—	2,642
Ruituo	(e)	245,392	204,956
Ruituo	(f)	1,023	52
Beiguo Auto	(e)	20,915	—
Beiguo Auto	(f)	1,032	—
Xinji Beiguo Mall	(e)	80,329	—
Xinji Beiguo Mall	(f)	1,496	—

Notes:

(1)	Entity controlled by Mr. Li.
(2)	Entity in which Mr. Li’s brother holds a 40% equity interest.

Nature of transaction:

(a)	Bank loan guarantee provided by the affiliates to the Company.
(b)	Bank loan guarantee provided by the Company to the affiliate.

(c)	Receivables of the Company pledged to guarantee the bank loans borne by the affiliate.
(d)	Loan provided to the Company during the period.
(e)	Sale of automobiles to the Company, including VAT, during the period.
(f)	Interest expenses incurred by the Company during the period.
(f)	Deposits for inventories made by the Company to affiliates for the purchase of commercial vehicles and amounts returned during the year.